Share-based Compensation - Share options activities (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Share options activities
Beginning balance (in shares)		19,419,000		11,572,000		5,560,000
Granted (in shares)		3,207,000		9,234,000		6,894,000
Exercised (in shares)		(8,142,000)
Forfeited (in shares)		(2,170,000)		(1,387,000)		(882,000)
Ending balance (in shares)		12,314,000		19,419,000		11,572,000	5,560,000
Exercisable (in shares)								881,000	5,271,000	3,318,000
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Granted (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Exercised (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Forfeited (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Ending balance (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Exercisable (in USD/shares) | $ / shares	0.0001		0.0001		0.0001
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)		4 years 5 months 16 days		4 years 9 months 18 days		5 years 7 days	5 years 3 months 22 days
Weighted Average Remaining Contractual Life, Exercisable (In years)		3 years 4 months 17 days		3 years 10 months 28 days		4 years 10 months 13 days
Aggregate Intrinsic Value, Beginning balance | ¥		¥ 880,197		¥ 224,620		¥ 69,925
Aggregate Intrinsic Value, Ending balance | ¥		¥ 1,233,028		¥ 880,197		¥ 224,620	¥ 69,925
Aggregate Intrinsic Value, Exercisable | ¥								¥ 88,187	¥ 238,928	¥ 64,409
Weighted average grant date fair value of options granted | (per share)	$ 11.7	¥ 76.2	$ 5.3	¥ 35.1	$ 2.5	¥ 17.6
Employees
Share options activities
Beginning balance (in shares)		8,124,000		4,992,000		2,160,000
Granted (in shares)		2,587,000		3,419,000		3,014,000
Exercised (in shares)		(2,387,000)
Forfeited (in shares)		(683,000)		(287,000)		(182,000)
Ending balance (in shares)		7,641,000		8,124,000		4,992,000	2,160,000
Exercisable (in shares)								818,000	1,701,000	518,000
Senior Management
Share options activities
Beginning balance (in shares)		10,595,000		6,580,000		3,400,000
Granted (in shares)		620,000		5,115,000		3,880,000
Exercised (in shares)		(5,543,000)
Forfeited (in shares)		(1,437,000)		(1,100,000)		(700,000)
Ending balance (in shares)		4,235,000		10,595,000		6,580,000	3,400,000
Exercisable (in shares)									3,570,000	2,800,000
Consultants
Share options activities
Beginning balance (in shares)		700,000
Granted (in shares)				700,000
Exercised (in shares)		(212,000)
Forfeited (in shares)		(50,000)
Ending balance (in shares)		438,000		700,000
Exercisable (in shares)								63,000
Class Z Ordinary Shares
Additional Disclosures
Aggregate number of Ordinary Shares available for future grant under the 2014 Plan and the 2018 Plan								6,386,875